CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	€ 184,000,000	€ 164,000,000
Trade receivables and other	474,000,000	587,000,000
Inventories	670,000,000	660,000,000
Other financial assets	22,000,000	30,000,000
Total current assets	1,350,000,000	1,441,000,000
Non-current assets
Property, plant and equipment	2,056,000,000	1,666,000,000
Goodwill	455,000,000	422,000,000
Intangible assets	70,000,000	70,000,000
Investments accounted for under the equity method	1,000,000	1,000,000
Deferred income tax assets	185,000,000	163,000,000
Trade receivables and other	60,000,000	64,000,000
Other financial assets	7,000,000	74,000,000
Total non-current assets	2,834,000,000	2,460,000,000
Total Assets	4,184,000,000	3,901,000,000
Current liabilities
Trade payables and other	999,000,000	968,000,000
Borrowings	201,000,000	57,000,000
Other financial liabilities	35,000,000	60,000,000
Income tax payable	14,000,000	8,000,000
Provisions	23,000,000	46,000,000
Total current liabilities	1,272,000,000	1,139,000,000
Non-current liabilities
Trade payables and other	21,000,000	27,000,000
Borrowings	2,160,000,000	2,094,000,000
Other financial liabilities	23,000,000	29,000,000
Pension and other post-employment benefit obligations	670,000,000	610,000,000
Provisions	99,000,000	94,000,000
Deferred income tax liabilities	24,000,000	22,000,000
Total non-current liabilities	2,997,000,000	2,876,000,000
Total Liabilities	4,269,000,000	4,015,000,000
Equity
Share capital	2,757,348.36	3,000,000
Share premium	420,000,000	420,000,000
Retained deficit and other reserves	(519,000,000)	(545,000,000)
Equity attributable to equity holders of Constellium	(96,000,000)	(122,000,000)
Non controlling interests	11,000,000	8,000,000
Total Equity	(85,000,000)	(114,000,000)
Total Equity and Liabilities	€ 4,184,000,000	€ 3,901,000,000